                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act File Number 811-09597

                        LORD ABBETT LARGE-CAP GROWTH FUND
                        ---------------------------------
               (Exact name of registrant as specified in charter)


                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
               (Address of principal executive offices) (zip code)


           Christina T. Simmons, Vice President & Assistant Secretary
                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 201-6984
                                                           --------------

Date of fiscal year end: 7/31/2004
                         ---------

Date of reporting period: 7/31/2004
                          ---------

ITEM 1:  REPORT TO SHAREHOLDERS.

[LORD ABBETT LOGO]

 2004
  ANNUAL
    REPORT

  LORD ABBETT

   LARGE-CAP GROWTH FUND


FOR THE YEAR ENDED JULY 31, 2004

--------------------------------------------------------------------------------
LORD ABBETT LARGE-CAP GROWTH FUND
ANNUAL REPORT
FOR THE FISCAL YEAR ENDED JULY 31, 2004

DEAR SHAREHOLDERS: We are pleased to provide you with this overview of the Lord Abbett Large-Cap Growth Fund's (the Fund) strategies and performance for the fiscal year ended July 31, 2004. On this and the following pages, we discuss the major factors that influenced performance.

     Thank you for investing in Lord Abbett Mutual Funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,

/s/ Robert S. Dow

ROBERT S. DOW
CHAIRMAN
--------------------------------------------------------------------------------

Q: WHAT WERE THE OVERALL MARKET CONDITIONS OF THE REPORTING PERIOD?

A: The U.S. economy continued to show signs of improvement early in the fiscal year as domestic growth prospects and corporate profits improved. Further evidence of an economic recovery sparked the equity markets. Specifically, gross domestic product (GDP) numbers showed that the U.S. economy expanded by an impressive 8.2% annualized rate in the third quarter of 2003. This was well ahead of expectations. In addition, productivity data, an important gauge for inflation, remained strong. However, while major indices advanced early in the third quarter, concerns over the viability of future growth grew as the summer of 2003 ended.

     The employment report for October 2003 showed an increase of 126,000 jobs. While the unemployment rate dropped to 5.6% in January of 2004, the data also showed lower-than-expected job creation in December 2003 and January 2004. GDP grew at a 4% annual pace in the fourth quarter of 2003 and, although this was slightly below expectations, the data continued to support expectations for an improving economy. Furthermore, in the face of a strengthening equity market, debates over the direction of interest rates intensified.

     The U.S. economy continued to strengthen in the first half of calendar 2004, largely due to strong consumer and capital spending. Corporate profits rose, triggered by a rise in industrial production. In January and February, inflation and short-term interest rates remained stable. However, somewhat disappointing employment reports and higher energy prices weighed on consumer sentiment. In March and April, the U.S. housing market remained strong and there were improvements in durable goods spending. But, retail sales dropped 0.5% in April after a 2% gain in March.

     Beginning in April and continuing through July, unemployment stabilized.

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The Producer Price Index (PPI) rose 0.1% in July, seasonally adjusted, after a decrease of 0.3% in June and a 0.8% rise in May. (The PPI measures wholesale prices of goods, i.e. before they are sold through retailers. It is sometimes used to predict movements in the Consumer Price Index, which is a measure of retail prices and is commonly used as a measure of inflation.) Equity prices, as measured by the S&P 500 Index, were roughly flat in April, May and June. On June 30, the Fed raised its fed funds rate from 1% to 1.25%, and stocks responded positively to the widely expected Fed action. (The fed funds rate is the rate at which banks lend to each other overnight.)

     However, equity prices declined slightly in July, as investors continued to respond to uncertainties surrounding future interest-rate hikes, the continued war in Iraq, the upcoming presidential election and record-high energy prices.

Q: HOW DID THE FUND PERFORM OVER THE FISCAL YEAR ENDED JULY 31, 2004?

A: For the fiscal year ended July 31, 2004, the Fund returned 4.8%, reflecting performance at the Net Asset Value (NAV) of Class A shares with all distributions reinvested, compared with its benchmark, the Russell 1000(R) Growth Index,(1) which returned 8.5% over the same period. Standardized Average Annual Total Returns, which reflect performance at the maximum 5.75% sales charge applicable to Class A share investments and include the reinvestment of all distributions are 1 Year: -1.28%, and Since Inception (12/30/99): -17.88%.

PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.lordabbett.com.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: Stock selection and an overweight position in certain stocks within the healthcare sector were the greatest detractor from performance relative to the benchmark for the fiscal year ended July 31, 2004. Negative pre-announcements of quarterly performance hurt a number of holdings within this sector. In addition, one holding underperformed due to the need to increase its cash reserves in light of pressures from litigation.

     The Fund was also negatively impacted by stock selection in technology. Overall, the Fund's weakest performing technology holdings suffered as the result of a peak in the growth rate, a lack of

2
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end-market demand and concerns about the economic recovery because of high oil prices. In addition, one holding performed poorly based on a negative pre-announcement of quarterly performance.

     The largest positive contributor to the Fund's relative performance was stock selection within the consumer discretionary sector. The consumer discretionary sector includes stocks in the consumer durables, apparel, media, hotel and leisure industries. These stocks tend to move with the economy. Much of the relative outperformance came from two internet stocks as investors recognized the low penetration and, therefore, high growth potential of internet companies in terms of advertising and e-commerce. Two other consumer discretionary holdings performed very well based on their strong fundamentals. The Fund also benefited from the sector called "other," which consists of companies that are diversified conglomerates. The largest holding in this sector was a strong performer because of a successful management change and restructuring.

     THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

THE PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT THE FUND, INCLUDING THE FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND ONGOING EXPENSES, THAT YOU SHOULD CAREFULLY CONSIDER BEFORE INVESTING. TO OBTAIN A PROSPECTUS ON THIS FUND OR ANY LORD ABBETT MUTUAL FUND, PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR LORD ABBETT DISTRIBUTOR LLC AT 800-874-3733 OR VISIT www.lordabbett.com. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

(1) The Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.

IMPORTANT PERFORMANCE AND OTHER INFORMATION
The views of the Fund's management and the portfolio holdings described in this report are as of July 31, 2004; these views and portfolio holdings may have changed subsequent to this date and they do not guarantee the future performance of the markets or the Fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund's Prospectus.

PERFORMANCE: Because of ongoing market volatility, Fund performance may be subject to substantial fluctuation. Except where noted, comparative Fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Fund's Prospectus.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

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INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Russell 1000(R) Growth Index (the "Index"), assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[CHART]

                    THE FUND (CLASS A SHARES)     THE FUND (CLASS A SHARES)    RUSSELL 1000(R)
                       AT NET ASSET VALUE       AT MAXIMUM OFFERING PRICE(1)   GROWTH INDEX(2)
December 30, 1999           $  10,000                     $  9,425                $  10,000
Jul-2000                    $   9,814                     $  9,250                $   9,989
2001                        $   5,892                     $  5,554                $   6,487
2002                        $   3,742                     $  3,527                $   4,622
2003                        $   4,105                     $  3,869                $   5,160
2004                        $   4,350                     $  4,100                $   5,599

                              FISCAL YEAR-END 7/31

                AVERAGE ANNUAL TOTAL RETURN AT MAXIMUM APPLICABLE

                 SALES CHARGE FOR THE PERIOD ENDED JULY 31, 2004

                    1 YEAR          LIFE OF CLASS
CLASS A(3)          -1.28%                -17.88%
CLASS B(4)          -0.06%                -17.72%
CLASS C(5)           3.94%                -17.36%
CLASS P(6)           4.97%                -16.69%
CLASS Y(7)           5.52%                -16.92%

(1) Reflects the deduction of the maximum initial sales charge of 5.75%.
(2) Performance of the unmanaged Index does not reflect transaction costs, management fees or sales charges. The performance of the Index is not necessarily representative of the Fund's performance. Performance shown for the Index begins on December 31, 1999.
(3) The Class A shares were first offered on December 30, 1999. Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended July 31, 2004 is calculated using the SEC-required uniform method to compute such return.
(4) Class B shares were first offered on December 30, 1999. Performance reflects the deduction of a CDSC of 4% for 1 year and 3% for the life of the class.
(5) Class C shares were first offered on December 30, 1999. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.
(6) Class P shares were first offered on December 30, 1999. Performance is at net asset value.
(7) Class Y shares were first offered on December 30, 1999. Performance is at net asset value.

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EXPENSE EXAMPLE

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2004 through July 31, 2004).

ACTUAL EXPENSES

     For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period 2/1/04 - 7/31/04" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

--------------------------------------------------------------------------------

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                              BEGINNING       ENDING      EXPENSES
                                               ACCOUNT       ACCOUNT     PAID DURING
                                                VALUE         VALUE      THE PERIOD+
                                                -----         -----      -----------
                                                                          2/1/04 -
                                                2/1/04       7/31/04      7/31/04
                                                ------       -------      --------
CLASS A
Actual                                       $  1,000.00   $    933.30   $      9.34
Hypothetical (5% Return Before Expenses)     $  1,000.00   $  1,015.20   $      9.74

CLASS B
Actual                                       $  1,000.00   $    929.50   $     12.26
Hypothetical (5% Return Before Expenses)     $  1,000.00   $  1,012.15   $     12.79

CLASS C
Actual                                       $  1,000.00   $    929.50   $     12.26
Hypothetical (5% Return Before Expenses)     $  1,000.00   $  1,012.15   $     12.79

CLASS P
Actual                                       $  1,000.00   $    933.70   $      9.64
Hypothetical (5% Return Before Expenses)     $  1,000.00   $  1,014.89   $     10.04

CLASS Y
Actual                                       $  1,000.00   $    934.80   $      7.51
Hypothetical (5% Return Before Expenses)     $  1,000.00   $  1,017.10   $      7.83

+ For each class of the Fund, expenses are equal to the annualized expense ratio for such class (1.94% for Class A, 2.56% for Class B, 2.56% for Class C, 2.01% for Class P and 1.56% for Class Y) multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY SECTOR
JULY 31, 2004

SECTOR                       %*
Auto & Transportation         .43%
Consumer Discretionary      20.78%
Consumer Staples             7.35%
Financial Services          12.66%
Healthcare                  22.92%
Integrated Oils               .55%
Other                        5.16%
Other Energy                 1.74%
Producer Durables            1.92%
Technology                  22.43%
Utilities                    1.19%
Short-Term Investments       2.87%
Total                      100.00%

*   Represents percent of total investments.

SCHEDULE OF INVESTMENTS
JULY 31, 2004

                                                                                 VALUE
INVESTMENTS                                                        SHARES        (000)
--------------------------------------------------------------------------------------
COMMON STOCKS 98.76%

ADVERTISING AGENCY 0.37%
Omnicom Group, Inc.                                                 6,000   $      432
                                                                            ----------

BANKS: NEW YORK CITY 0.51%
JPMorgan Chase & Co.                                               16,000          597
                                                                            ----------

BANKS: OUTSIDE NEW YORK CITY 0.46%
Wachovia Corp.                                                     12,100          536
                                                                            ----------

BEVERAGE: BREWERS 0.90%
Anheuser-Busch Cos., Inc.                                          20,096        1,043
                                                                            ----------

BEVERAGE: SOFT DRINKS 2.33%
PepsiCo, Inc.                                                      33,000        1,650
The Coca-Cola Co.                                                  24,300        1,066
                                                                            ----------
TOTAL                                                                            2,716
                                                                            ----------

BIOTECHNOLOGY RESEARCH & PRODUCTION 3.77%
Amgen, Inc.*                                                       35,683        2,030
Biogen Idec, Inc.*                                                  5,800          348
Genentech, Inc.*                                                   23,200        1,129
Genzyme Corp.*                                                     17,300          887
                                                                            ----------
TOTAL                                                                            4,394
                                                                            ----------

CASINOS & GAMBLING 0.35%
International Game
Technology                                                         12,500          404
                                                                            ----------

COMMUNICATIONS & MEDIA 0.87%
Time Warner, Inc.*                                                 61,000        1,016
                                                                            ----------

COMMUNICATIONS TECHNOLOGY 6.04%
Avaya, Inc.*                                                       31,000          454
Cisco Systems, Inc.*                                              164,788        3,438
Juniper Networks, Inc.*^                                           22,000          505
Motorola, Inc.                                                     39,500          629
Nortel Networks Corp.*(a)                                          44,500          163
QUALCOMM, Inc.                                                     26,700        1,844
                                                                            ----------
TOTAL                                                                            7,033
                                                                            ----------

COMPUTER SERVICES SOFTWARE &
SYSTEMS 6.15%
Microsoft Corp.                                                   168,900   $    4,807
Oracle Corp.*                                                     104,539        1,099
Symantec Corp.*                                                    15,000          701
Veritas Software Corp.*                                            29,100          555
                                                                            ----------
TOTAL                                                                            7,162
                                                                            ----------

COMPUTER TECHNOLOGY 4.36%
Dell, Inc.*                                                        60,767        2,155
EMC Corp.*                                                        105,400        1,156
International Business
Machines Corp.                                                     20,255        1,764
                                                                            ----------
TOTAL                                                                            5,075
                                                                            ----------

CONSUMER ELECTRONICS 1.40%
Electronic Arts, Inc.*                                             18,470          926
Yahoo!, Inc.*                                                      22,700          699
                                                                            ----------
TOTAL                                                                            1,625
                                                                            ----------

CONSUMER PRODUCTS 0.88%
Gillette Co.                                                       26,300        1,025
                                                                            ----------

COSMETICS 0.52%
Avon Products, Inc.                                                 2,000           86
Estee Lauder Cos., Inc. (The)                                      11,900          523
                                                                            ----------
TOTAL                                                                              609
                                                                            ----------

DIVERSIFIED FINANCIAL SERVICES 4.68%
Accenture Ltd. Class A*(a)                                          9,000          222
American Express Co.                                               37,200        1,869
Citigroup, Inc.                                                    52,100        2,297
Morgan Stanley                                                     21,531        1,062
                                                                            ----------
TOTAL                                                                            5,450
                                                                            ----------

DRUG & GROCERY STORE CHAINS 1.28%
Walgreen Co.                                                       28,500        1,037
Whole Foods Market, Inc.                                            5,500          453
                                                                            ----------
TOTAL                                                                            1,490
                                                                            ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

JULY 31, 2004

                                                                                 VALUE
INVESTMENTS                                                        SHARES        (000)
--------------------------------------------------------------------------------------
DRUGS & PHARMACEUTICALS 13.34%
Abbott Laboratories                                                21,000   $      826
Allergan, Inc.                                                      9,000          681
Cardinal Health, Inc.                                              11,200          499
Eli Lilly & Co.                                                    30,400        1,937
Forest Laboratories, Inc.*                                         17,200          865
Gilead Sciences, Inc.*                                             10,300          666
Johnson & Johnson                                                  41,992        2,321
Pfizer, Inc.                                                      155,200        4,960
Teva Pharmaceutical
Industries Ltd. ADR^                                               45,200        1,338
Wyeth                                                              41,020        1,452
                                                                            ----------
TOTAL                                                                           15,545
                                                                            ----------

EDUCATION SERVICES 0.20%
Apollo Group, Inc.
Class A*                                                            2,800          234
                                                                            ----------

ELECTRONICS: MEDICAL SYSTEMS 0.97%
Medtronic, Inc.                                                    22,850        1,135
                                                                            ----------

ELECTRONICS: SEMI-CONDUCTORS/
COMPONENTS 6.26%
Agere Systems, Inc.*                                               41,000           46
Analog Devices, Inc.                                               16,700          663
Broadcom Corp.*                                                    19,500          690
Intel Corp.                                                       142,549        3,475
Jabil Circuit, Inc.*                                               11,500          250
Linear Technology Corp.                                            15,000          587
PMC-Sierra, Inc.*                                                  24,000          285
Texas Instruments, Inc.                                            61,000        1,301
                                                                            ----------
TOTAL                                                                            7,297
                                                                            ----------

ENTERTAINMENT 1.60%
Fox Entertainment
Group, Inc.*                                                        9,500          257
The Walt Disney Co.                                                23,700          547
Viacom, Inc. Class B                                               31,550        1,060
                                                                            ----------
TOTAL                                                                            1,864
                                                                            ----------

FINANCE: SMALL LOAN 0.38%
SLM Corp.                                                          11,800   $      447
                                                                            ----------

FINANCIAL DATA PROCESSING SERVICES &
SYSTEMS 1.66%
Automatic Data
Processing, Inc.                                                   18,100          760
First Data Corp.                                                   26,400        1,178
                                                                            ----------
TOTAL                                                                            1,938
                                                                            ----------

FINANCIAL MISCELLANEOUS 2.05%
Federal National
Mortgage Assoc.                                                    16,052        1,139
MBNA Corp.                                                         50,600        1,249
                                                                            ----------
TOTAL                                                                            2,388
                                                                            ----------

HEALTHCARE FACILITIES 0.42%
Quest Diagnostics, Inc.                                             6,000          492
                                                                            ----------

HEALTHCARE MANAGEMENT SERVICES 2.09%
UnitedHealth Group, Inc.                                           34,128        2,147
WellPoint Health
Networks, Inc.*                                                     2,900          293
                                                                            ----------
TOTAL                                                                            2,440
                                                                            ----------

HOMEBUILDING 0.31%
Lennar Corp. Class A                                                8,500          363
                                                                            ----------

HOTEL/MOTEL 0.40%
Carnival Corp.                                                     10,000          466
                                                                            ----------

INSURANCE: MULTI-LINE 2.52%
American Int'l. Group, Inc.                                        41,470        2,930
                                                                            ----------

JEWELRY WATCHES & GEMSTONES 0.50%
Tiffany & Co.                                                      16,200          579
                                                                            ----------

MACHINERY: OIL WELL EQUIPMENT &
SERVICES 1.58%
Schlumberger Ltd.                                                  21,300        1,370
Weatherford Int'l., Ltd.*                                          10,000          468
                                                                            ----------
TOTAL                                                                            1,838
                                                                            ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

JULY 31, 2004

                                                                                 VALUE
INVESTMENTS                                                        SHARES        (000)
--------------------------------------------------------------------------------------
MEDICAL & DENTAL INSTRUMENTS &
SUPPLIES 2.69%
Boston Scientific Corp.*                                           26,064   $      997
Guidant Corp.                                                       9,300          515
St. Jude Medical, Inc.*                                             8,400          572
Zimmer Holdings, Inc.*                                             13,800        1,053
                                                                            ----------
TOTAL                                                                            3,137
                                                                            ----------

MISC. BUSINESS & CONSUMER
DISCRETIONARY 0.50%
Scripps Co.                                                         5,700          584
                                                                            ----------

MULTI-SECTOR COMPANIES 5.25%
3M Co.                                                             19,600        1,614
General Electric Co.                                              135,318        4,500
                                                                            ----------
TOTAL                                                                            6,114
                                                                            ----------

OFFICE FURNITURE & BUSINESS
EQUIPMENT 0.41%
Lexmark Int'l., Inc.*                                               5,400          478
                                                                            ----------

OFFSHORE DRILLING 0.20%
Transocean, Inc.*                                                   8,000          227
                                                                            ----------

OIL: INTEGRATED INTERNATIONAL 0.56%
Exxon Mobil Corp.                                                  14,000          648
                                                                            ----------

PRODUCTION TECHNOLOGY EQUIPMENT 0.89%
Applied Materials, Inc.*                                           45,548          773
KLA-Tencor Corp.*                                                   6,300          260
                                                                            ----------
TOTAL                                                                            1,033
                                                                            ----------

RADIO & TV BROADCASTERS 0.50%
Clear Channel
Communications, Inc.                                               16,274          581
                                                                            ----------

RECREATIONAL VEHICLES & BOATS 0.43%
Harley-Davidson, Inc.                                               8,400          503
                                                                            ----------

RESTAURANTS 1.01%
Starbucks Corp.*                                                   25,000        1,174
                                                                            ----------

RETAIL 8.14%
Amazon.com, Inc.*                                                  11,000   $      428
Best Buy Co., Inc.                                                 12,352          595
Gap, Inc. (The)                                                    30,000          681
Home Depot, Inc. (The)                                             34,475        1,163
Lowe's Cos., Inc.                                                  25,700        1,252
Target Corp.                                                       39,000        1,700
TJX Cos., Inc. (The)                                               40,000          939
Wal-Mart Stores, Inc.                                              51,504        2,730
                                                                            ----------
TOTAL                                                                            9,488
                                                                            ----------

SECURITIES BROKERAGE & SERVICES 0.61%
Lehman Brothers
Holdings, Inc.                                                     10,184          714
                                                                            ----------

SERVICES: COMMERCIAL 2.56%
eBay, Inc.*                                                        32,088        2,514
IAC/InterActiveCorp*                                               17,300          472
                                                                            ----------
TOTAL                                                                            2,986
                                                                            ----------

SHOES 0.61%
NIKE, Inc. Class B                                                  9,700          705
                                                                            ----------

SOAPS & HOUSEHOLD CHEMICALS 2.97%
Colgate-Palmolive Co.                                              22,100        1,176
Procter & Gamble Co. (The)                                         43,800        2,284
                                                                            ----------
TOTAL                                                                            3,460
                                                                            ----------

TELECOMMUNICATIONS EQUIPMENT 0.34%
Nokia Oyj ADR                                                      34,300          399
                                                                            ----------

TEXTILES APPAREL MANUFACTURERS 0.73%
Coach, Inc.*                                                       19,800          847
                                                                            ----------

UTILITIES: CABLE TV & RADIO 0.57%
Comcast Corp.*                                                     24,100          660
                                                                            ----------

UTILITIES: TELECOMMUNICATIONS 0.64%
Nextel
Communications, Inc.*                                              33,000          751
                                                                            ----------
TOTAL COMMON STOCKS
(cost $116,853,127)                                                            115,052
                                                                            ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (CONCLUDED)
JULY 31, 2004

                                                                                 VALUE
INVESTMENTS                                                        SHARES        (000)
--------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS 2.92%

COLLATERAL FOR SECURITIES ON LOAN 1.22%

State Street Navigator Securities
Lending Prime
Portfolio, 1.28%(b)                                             1,418,125   $    1,418
                                                                            ----------

                                                                PRINCIPAL
                                                                   AMOUNT
                                                                    (000)
                                                               ----------
REPURCHASE AGREEMENT 1.70%

Repurchase Agreement
dated 7/30/2004,
1.20% due 8/2/2004
with State Street
Bank & Trust Co.
collateralized by
$2,045,000 of Federal
Home Loan Bank at
1.72% due 3/5/2018;
value: $2,029,663;
proceeds: $1,986,506                                           $    1,986        1,986
                                                                            ----------
TOTAL SHORT-TERM INVESTMENTS
(cost $3,404,432)                                                                3,404
                                                                            ==========
TOTAL INVESTMENTS IN SECURITIES 101.68%
(cost $120,257,559)                                                            118,456
                                                                            ==========
LIABILITIES IN EXCESS OF
OTHER ASSETS (1.68%)                                                            (1,961)
                                                                            ----------
NET ASSETS 100.00%                                                          $  116,495
                                                                            ==========

  * Non-income producing security.
  ^ Security (or a portion of security) on loan. See Note 5.
(a) Foreign security traded in U.S. dollars.
(b) Rate shown reflects 7 day yield as of July 31, 2004.
ADR American Depository Receipt.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 2004

ASSETS:
   Investments in securities, at value (cost $120,257,559)          $   118,455,926
   Receivables:
     Interest and dividends                                                  67,155
     Investment securities sold                                              25,874
     Capital shares sold                                                    323,762
   Prepaid expenses and other assets                                         21,590
-----------------------------------------------------------------------------------
   TOTAL ASSETS                                                         118,894,307
-----------------------------------------------------------------------------------
LIABILITIES:
   Payable upon return of securities on loan                              1,418,125
   Payables:
     Investment securities purchased                                        451,908
     Capital shares reacquired                                              175,914
     Management fee                                                          77,537
     12b-1 distribution fees                                                 78,790
     Fund administration                                                      8,864
     Trustees' fees                                                           8,599
   Accrued expenses and other liabilities                                   179,172
-----------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                      2,398,909
===================================================================================
NET ASSETS                                                          $   116,495,398
===================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                     $   187,271,363
Accumulated net investment loss                                              (8,599)
Accumulated net realized loss on investments                            (68,965,733)
Net unrealized depreciation on investments                               (1,801,633)
-----------------------------------------------------------------------------------
NET ASSETS                                                          $   116,495,398
===================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                      $    79,114,347
Class B Shares                                                      $    20,731,147
Class C Shares                                                      $    16,648,860
Class P Shares                                                      $           526
Class Y Shares                                                      $           518
OUTSTANDING SHARES BY CLASS (UNLIMITED NUMBER OF
 AUTHORIZED SHARES OF BENEFICIAL INTEREST):
Class A Shares                                                           17,129,215
Class B Shares                                                            4,623,476
Class C Shares                                                            3,715,418
Class P Shares                                                                  113
Class Y Shares                                                               112.89
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                      $          4.62
Class A Shares-Maximum offering price
  (Net asset value plus sales charge of 5.75%)                      $          4.90
Class B Shares-Net asset value                                      $          4.48
Class C Shares-Net asset value                                      $          4.48
Class P Shares-Net asset value                                      $          4.65
Class Y Shares-Net asset value                                      $          4.59
===================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 2004

INVESTMENT INCOME:
Dividends                                                                 $  1,000,747
Interest                                                                        17,619
Securities lending-net                                                           3,706
Foreign withholding tax                                                         (2,638)
--------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                      1,019,434
--------------------------------------------------------------------------------------
EXPENSES:
Management fee                                                                 828,321
12b-1 distribution plan-Class A                                                292,879
12b-1 distribution plan-Class B                                                193,397
12b-1 distribution plan-Class C                                                143,515
12b-1 distribution plan-Class P                                                      4
Shareholder servicing                                                          622,305
Professional                                                                    46,289
Reports to shareholders                                                         57,692
Fund administration                                                             44,177
Custody                                                                         19,321
Trustees' fees                                                                   2,092
Registration                                                                    52,179
Other                                                                            8,730
--------------------------------------------------------------------------------------
Gross expenses                                                               2,310,901
   Expense reductions                                                             (800)
--------------------------------------------------------------------------------------
NET EXPENSES                                                                 2,310,101
--------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                         (1,290,667)
======================================================================================
NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments                                             2,602,957
Net change in unrealized appreciation/depreciation on investments            2,006,834
======================================================================================
NET REALIZED AND UNREALIZED GAIN                                             4,609,791
======================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $  3,319,124
======================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       FOR THE YEAR ENDED       FOR THE YEAR ENDED
INCREASE IN NET ASSETS                                                      JULY 31, 2004            JULY 31, 2003
OPERATIONS:
Net investment loss                                                       $    (1,290,667)         $      (927,015)
Net realized gain (loss) on investments                                         2,602,957              (27,860,887)
Net change in unrealized appreciation/depreciation on
   investments                                                                  2,006,834               36,548,923
------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                            3,319,124                7,761,021
==================================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                              47,030,203               32,212,353
Cost of shares reacquired                                                     (25,034,632)             (21,229,979)
------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM CAPITAL SHARE TRANSACTIONS                                   21,995,571               10,982,374
==================================================================================================================
NET INCREASE IN NET ASSETS                                                     25,314,695               18,743,395
==================================================================================================================
NET ASSETS:
Beginning of year                                                              91,180,703               72,437,308
------------------------------------------------------------------------------------------------------------------
END OF YEAR                                                               $   116,495,398          $    91,180,703
==================================================================================================================
ACCUMULATED NET INVESTMENT LOSS                                           $        (8,599)         $        (8,970)
==================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                                                         YEAR ENDED 7/31                12/15/1999(d)
                                                          ---------------------------------------------      TO
                                                            2004        2003        2002        2001      7/31/2000
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                      $    4.41   $    4.02   $    6.33   $   10.57   $   10.00
                                                          =========   =========   =========   =========   =========
Investment operations
  Net investment loss(a)                                       (.05)       (.04)       (.07)       (.08)       (.05)
  Net realized and unrealized gain (loss)                       .26         .43       (2.24)      (4.14)        .62
                                                          ---------   ---------   ---------   ---------   ---------
    Total from investment operations                            .21         .39       (2.31)      (4.22)        .57
                                                          ---------   ---------   ---------   ---------   ---------
Distributions to shareholders from:
  Net realized gain                                               -           -           -        (.02)          -
                                                          ---------   ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD                            $    4.62   $    4.41   $    4.02   $    6.33   $   10.57
                                                          =========   =========   =========   =========   =========

Total Return(b)                                                4.76%       9.70%     (36.49)%    (39.96)%      5.70%(c)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver and
    expense reductions                                         1.90%       2.06%       2.02%       1.68%        .82%(c)
  Expenses, excluding waiver and
    expense reductions                                         1.90%       2.06%       2.02%       1.69%       1.12%(c)
  Net investment loss                                          (.98)%     (1.06)%     (1.29)%     (1.01)%      (.44)%(c)

                                                                         YEAR ENDED 7/31                12/15/1999(d)
                                                          ---------------------------------------------      TO
SUPPLEMENTAL DATA:                                          2004        2003        2002        2001      7/31/2000
===================================================================================================================
  Net assets, end of period (000)                         $  79,114   $  65,178   $  56,665   $  78,064   $  83,703
  Portfolio turnover rate                                     28.15%      47.02%      42.08%      36.53%      14.66%
===================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                         YEAR ENDED 7/31                12/15/1999(d)
                                                          ---------------------------------------------      TO
                                                            2004        2003        2002        2001      7/31/2000
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                      $    4.31   $    3.95   $    6.26   $   10.51   $   10.00
                                                          =========   =========   =========   =========   =========
Investment operations
  Net investment loss(a)                                       (.07)       (.07)       (.10)       (.13)       (.07)
  Net realized and unrealized gain (loss)                       .24         .43       (2.21)      (4.10)        .58
                                                          ---------   ---------   ---------   ---------   ---------
    Total from investment operations                            .17         .36       (2.31)      (4.23)        .51
                                                          ---------   ---------   ---------   ---------   ---------
Distributions to shareholders from:
  Net realized gain                                               -           -           -        (.02)          -
                                                          ---------   ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD                            $    4.48   $    4.31   $    3.95   $    6.26   $   10.51
                                                          =========   =========   =========   =========   =========

Total Return(b)                                                3.94%       9.11%     (36.90)%    (40.34)%      5.20%(c)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver and
    expense reductions                                         2.52%       2.67%       2.63%       2.29%       1.07%(c)
  Expenses, excluding waiver and
    expense reductions                                         2.52%       2.67%       2.63%       2.30%       1.53%(c)
  Net investment loss                                         (1.60)%     (1.67)%     (1.92)%     (1.64)%      (.68)%(c)

                                                                         YEAR ENDED 7/31                12/15/1999(d)
                                                          ---------------------------------------------      TO
SUPPLEMENTAL DATA:                                          2004        2003        2002        2001      7/31/2000
===================================================================================================================
  Net assets, end of period (000)                         $  20,731   $  15,452   $  10,041   $  11,522   $   8,046
  Portfolio turnover rate                                     28.15%      47.02%      42.08%      36.53%      14.66%
===================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                         YEAR ENDED 7/31                12/15/1999(d)
                                                          ---------------------------------------------      TO
                                                            2004        2003        2002        2001      7/31/2000
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                      $    4.31   $    3.95   $    6.25   $   10.51   $   10.00
                                                          =========   =========   =========   =========   =========
Investment operations
  Net investment loss(a)                                       (.08)       (.07)       (.10)       (.13)       (.07)
  Net realized and unrealized gain (loss)                       .25         .43       (2.20)      (4.11)        .58
                                                          ---------   ---------   ---------   ---------   ---------
    Total from investment operations                            .17         .36       (2.30)      (4.24)        .51
                                                          ---------   ---------   ---------   ---------   ---------
Distributions to shareholders from:
  Net realized gain                                               -           -           -        (.02)          -
                                                          ---------   ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD                            $    4.48   $    4.31   $    3.95   $    6.25   $   10.51
                                                          =========   =========   =========   =========   =========

Total Return(b)                                                3.94%       9.11%     (36.80)%    (40.44)%      5.20%(c)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver and
    expense reductions                                         2.52%       2.67%       2.63%       2.34%       1.01%(c)
  Expenses, excluding waiver and
    expense reductions                                         2.52%       2.67%       2.63%       2.35%       1.53%(c)
  Net investment loss                                         (1.60)%     (1.67)%     (1.91)%     (1.69)%      (.61)%(c)

                                                                         YEAR ENDED 7/31                12/15/1999(d)
                                                          ---------------------------------------------      TO
SUPPLEMENTAL DATA:                                          2004        2003        2002        2001      7/31/2000
===================================================================================================================
  Net assets, end of period (000)                         $  16,648   $  10,550   $   5,731   $   4,598   $   2,066
  Portfolio turnover rate                                     28.15%      47.02%      42.08%      36.53%      14.66%
===================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                    YEAR ENDED 7/31                      12/15/1999(d)
                                                  ---------------------------------------------------         TO
                                                     2004           2003          2002         2001        7/31/2000
PER SHARE OPERATING PERFORMANCE (CLASS P SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD              $    4.43      $    4.03     $    6.32    $   10.53    $       10.00
                                                  =========      =========     =========    =========    =============
Investment operations
  Net investment loss(a)                               (.04)          (.03)         (.05)        (.07)            (.05)
  Net realized and unrealized gain (loss)               .26            .43         (2.24)       (4.12)             .58
                                                  ---------      ---------     ---------    ---------    -------------
    Total from investment operations                    .22            .40         (2.29)       (4.19)             .53
                                                  ---------      ---------     ---------    ---------    -------------
Distributions to shareholders from:
  Net realized gain                                       -              -             -         (.02)               -
                                                  ---------      ---------     ---------    ---------    -------------
NET ASSET VALUE, END OF PERIOD                    $    4.65      $    4.43     $    4.03    $    6.32    $       10.53
                                                  =========      =========     =========    =========    =============

Total Return(b)                                        4.97%          9.93%       (36.23)%     (39.83)%           5.30%(c)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver and
    expense reductions                                 1.97%+         2.12%+        2.08%        1.74%             .87%(c)
  Expenses, excluding waiver and
    expense reductions                                 1.97%+         2.12%+        2.08%        1.75%            1.19%(c)
  Net investment loss                                 (1.05)%+       (1.12)%+      (1.35)%      (1.08)%           (.43)%(c)

                                                                    YEAR ENDED 7/31                      12/15/1999(d)
                                                  ---------------------------------------------------         TO
SUPPLEMENTAL DATA:                                   2004           2003          2002         2001        7/31/2000
======================================================================================================================
  Net assets, end of period (000)                 $       1      $       1     $       -(e) $       1    $           1
  Portfolio turnover rate                             28.15%         47.02%        42.08%       36.53%           14.66%
======================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)

                                                                    YEAR ENDED 7/31                      12/15/1999(d)
                                                  ---------------------------------------------------         TO
                                                     2004           2003          2002         2001        7/31/2000
PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD              $    4.35      $    4.00     $    6.31    $   10.54    $       10.00
                                                  =========      =========     =========    =========    =============
Investment operations
  Net investment loss(a)                               (.01)          (.07)         (.08)        (.08)            (.01)
  Net realized and unrealized gain (loss)               .25            .42         (2.23)       (4.13)             .55
                                                  ---------      ---------     ---------    ---------    -------------
    Total from investment operations                    .24            .35         (2.31)       (4.21)             .54
                                                  ---------      ---------     ---------    ---------    -------------
Distributions to shareholders from:
  Net realized gain                                       -              -             -         (.02)               -
                                                  ---------      ---------     ---------    ---------    -------------
NET ASSET VALUE, END OF PERIOD                    $    4.59      $    4.35     $    4.00    $    6.31    $       10.54
                                                  =========      =========     =========    =========    =============

Total Return(b)                                        5.52%          8.75%       (36.61)%     (39.98)%           5.40%(c)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver and
    expense reductions                                 1.52%+         1.67%+        1.63%        1.29%             .59%(c)
  Expenses, excluding waiver and
    expense reductions                                 1.52%+         1.67%+        1.63%        1.30%             .90%(c)
  Net investment loss                                  (.60)%+        (.67)%+       (.87)%       (.58)%           (.11)%(c)

                                                                    YEAR ENDED 7/31                      12/15/1999(d)
                                                  ---------------------------------------------------         TO
SUPPLEMENTAL DATA:                                   2004           2003          2002         2001        7/31/2000
----------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                 $       1      $       -(e)  $       -(e) $       1    $           1
  Portfolio turnover rate                             28.15%         47.02%        42.08%       36.53%           14.66%

 +   The ratios have been determined on a Fund basis.
(a)  Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)  Not annualized.
(d) Commencement of investment operations on December 15, 1999; SEC effective date and date shares first became available to the public is December 30, 1999.
(e)  Amount represents less than $1,000.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION

Lord Abbett Large-Cap Growth Fund (the "Fund") is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. The Fund was organized as a Delaware Business Trust on September 29, 1999. The Fund commenced operations on December 15, 1999, and the Securities and Exchange Commission declared the Fund effective and each class of shares became available to the public on December 30, 1999.

The Fund's investment objective is to seek long-term capital growth. The Fund offers five classes of shares: Classes A, B, C, P and Y, each with different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of the Class B, C, P and Y shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 24 months following any purchases made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of the original purchase of Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.   SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked price. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains or losses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no federal income tax provision is required.

(e) EXPENSES-Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C and P shares bear all expenses and fees relating to their respective 12b-1 Distribution Plans.

(f) SECURITIES LENDING-The Fund may lend its securities to member banks of the Federal Reserve System and to registered broker/dealers approved by the Fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to 102% of the market value of the securities loaned (105% in the case of foreign securities loaned) as determined at the close of business on the preceding business day. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. Lending portfolio securities could result in a loss or delay in recovering the Fund's securities if the borrower defaults.

(g) REPURCHASE AGREEMENTS-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, U.S. Government securities or U.S. Government sponsored enterprise securities having a value equal to, or in excess of, the value of the repurchase agreement. If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

3.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE
The Fund has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio. The management fee is based on average daily net assets at an annual rate of .75%.

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

12b-1 DISTRIBUTION PLANS
The Fund has adopted a distribution plan with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

FEE                        CLASS A      CLASS B   CLASS C   CLASS P
-------------------------------------------------------------------
Service                        .25%         .25%      .25%      .20%
Distribution                   .10%(1)      .75%      .75%      .25%

(1) In addition, the Fund pays a one-time distribution fee of up to 1% on certain qualifying purchases, which is generally amortized over a two-year period. The Fund collected $3,186 of CDSCs during the year.

Class Y does not have a distribution plan.

COMMISSIONS
Distributor received the following commissions on sales of Class A shares of the Fund, after concessions were paid to authorized dealers, for the year ended July 31, 2004:

DISTRIBUTOR        DEALERS'
COMMISSIONS        CONCESSIONS
------------------------------
$   106,420        $   582,632

One Trustee and certain of the Fund's officers have an interest in Lord Abbett.

4.   DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARD

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in capital.

As of July 31, 2004, the Fund's components of accumulated earnings (losses) on a tax-basis are as follows:

Capital loss carryforwards*            $ (64,731,515)
Temporary differences                         (8,599)
Unrealized losses - net                   (6,035,851)
----------------------------------------------------
   Total accumulated losses - net      $ (70,775,965)
====================================================

* As of July 31, 2004, the capital loss carryforwards along with the related expiration dates are as follows:

     2010            2011          2012          TOTAL
---------------------------------------------------------
 $ 13,538,523   $ 47,696,550   $ 3,496,442   $ 64,731,515

As of July 31, 2004, the Fund's aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax Cost                               $  124,491,777
-----------------------------------------------------
Gross unrealized gain                       9,943,421
Gross unrealized loss                     (15,979,272)
-----------------------------------------------------
   Net unrealized security loss        $   (6,035,851)
=====================================================

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and other temporary tax adjustments.

Permanent items identified during the year ended July 31, 2004, have been reclassified among the components of net assets based on their tax basis treatment as follows:

ACCUMULATED NET                   PAID-IN
INVESTMENT LOSS                   CAPITAL
-----------------------------------------
$  1,291,038                $  (1,291,038)

The permanent difference is primarily due to tax net investment losses.

5.   PORTFOLIO SECURITIES TRANSACTIONS

As of July 31, 2004, the value of securities loaned for the Fund is $1,397,460. These loans are collateralized by cash of $1,418,125, which is invested in a restricted money market account. In connection with the securities lending program, State Street Bank and Trust Company ("SSB") received fees of $1,588 for the year ended July 31, 2004, which are netted against securities lending income on the Statement of Operations.

Purchases and sales of investment securities (other than short-term investments) for the year ended July 31, 2004 are as follows:

PURCHASES          SALES
--------------------------------
$  50,758,806      $  30,516,646

There were no purchases or sales of U.S. Government securities for the year ended July 31, 2004.

6.   TRUSTEES' REMUNERATION

The Fund's officers and the one Trustee who are associated with Lord Abbett do not receive any compensation from the Fund for serving in such capacities. Outside Trustees' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Trustees under which outside Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Trustees' fees on the Statement of Operations and in Trustees' fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.   EXPENSE REDUCTIONS

The Fund has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

8.   LINE OF CREDIT

The Fund, along with certain other funds managed by Lord Abbett, has available a $200,000,000 unsecured revolving credit facility ("Facility") from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement.

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

The fee for this Facility is at an annual rate of .09%. At July 31, 2004, there are no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the year.

9.   CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund's custodian and accounting agent. SSB performs custodian, accounting and recordkeeping functions, relating to portfolio transactions and calculating the Fund's NAV.

10.  INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing as well as the particular risks associated with growth stocks. The value of an investment will fluctuate in response to movements in the stock market in general, and to the changing prospects of individual companies in which the Fund invests. Different types of stocks shift in and out of favor depending on market and economic conditions. Growth stocks tend to be more volatile than other stocks. In addition, if the Fund's assessment of a company's potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market. These factors can affect Fund performance.

11.  SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of benefical interest are as follows:

                                                       YEAR ENDED                     YEAR ENDED
                                                    JULY 31, 2004                  JULY 31, 2003
------------------------------------------------------------------------------------------------
                                         SHARES            AMOUNT       SHARES            AMOUNT
CLASS A SHARES

Shares sold                           6,061,108   $    28,902,236    4,734,716   $    18,975,565
Shares reacquired                    (3,704,968)      (17,598,096)  (4,060,644)      (16,055,071)
------------------------------------------------------------------------------------------------
Increase                              2,356,140   $    11,304,140      674,072   $     2,920,494
------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                           1,919,654   $     8,924,524    1,910,525   $     7,468,325
Shares reacquired                      (880,643)       (4,112,074)    (867,222)       (3,347,856)
------------------------------------------------------------------------------------------------
Increase                              1,039,011   $     4,812,450    1,043,303   $     4,120,469
------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                           1,981,210   $     9,203,443    1,472,944   $     5,768,463
Shares reacquired                      (714,804)       (3,324,462)    (475,199)       (1,827,052)
------------------------------------------------------------------------------------------------
Increase                              1,266,406   $     5,878,981      997,745   $     3,941,411
------------------------------------------------------------------------------------------------

CLASS P SHARES

Shares reacquired                             -   $             -         (.01)  $         (0.04)
------------------------------------------------------------------------------------------------
Decrease                                      -   $             -         (.01)  $         (0.04)
------------------------------------------------------------------------------------------------

There were no capital transactions for Class Y shares during the periods shown.

12.  SUBSEQUENT EVENT

Effective October 1, 2004, Distributor will pay the one-time distribution fee of up to 1% on certain qualifying purchases of Class A shares of the Fund. Such payments are currently made by the Fund. The Fund will continue to amortize the prepaid distribution fee balance outstanding at September 30, 2004, which is generally amortized over a two-year period.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF TRUSTEES AND SHAREHOLDERS,
LORD ABBETT LARGE-CAP GROWTH FUND:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Lord Abbett Large-Cap Growth Fund (the "Fund"), as of July 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2004 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lord Abbett Large-Cap Growth Fund as of July 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

New York, New York
September 24, 2004

BASIC INFORMATION ABOUT MANAGEMENT

The Board of Trustees (the "Board") is responsible for the management of the business and affairs of the Fund in accordance with the laws of the State of Delaware. The Board appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies authorized by the Board. The Board also approves an investment adviser to the Fund and continues to monitor the cost and quality of the services provided by the investment adviser, and annually considers whether to renew the contract with the adviser. Generally, each Trustee holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Fund's organizational documents.

Lord, Abbett & Co. LLC ("Lord Abbett"), a Delaware limited liability company, is the Fund's investment adviser.

INTERESTED TRUSTEE
The following Trustee is the Managing Partner of Lord Abbett and is an "interested person" as defined in the Act. Mr. Dow is also an officer, director, or trustee of each of the fourteen Lord Abbett-sponsored funds, which consist of 49 portfolios or series.

                                 CURRENT POSITION
   NAME, ADDRESS AND             LENGTH OF SERVICE                PRINCIPAL OCCUPATION                     OTHER
     DATE OF BIRTH                   WITH FUND                   DURING PAST FIVE YEARS                DIRECTORSHIPS
--------------------------------------------------------------------------------------------------------------------------
ROBERT S. DOW               Trustee and Chairman since    Managing Partner and Chief            N/A
Lord, Abbett & Co. LLC      1999                          Investment Officer of Lord Abbett
90 Hudson Street                                          since 1996.
Jersey City, NJ
Date of Birth: 3/8/1945

                                   ----------

INDEPENDENT TRUSTEES
The following independent or outside Trustees are also directors or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 49 portfolios or series.

                                 CURRENT POSITION
   NAME, ADDRESS AND             LENGTH OF SERVICE                PRINCIPAL OCCUPATION                     OTHER
     DATE OF BIRTH                   WITH FUND                   DURING PAST FIVE YEARS                DIRECTORSHIPS
--------------------------------------------------------------------------------------------------------------------------
E. THAYER BIGELOW           Trustee since 1999            Managing General Partner, Bigelow     Currently serves as
Bigelow Media, LLC                                        Media, LLC (since 2000); Senior       director of Adelphia
41 Madison Ave.,                                          Adviser, Time Warner Inc. (1998 -     Communications, Inc.,
Suite 3810                                                2000); Acting Chief Executive         Crane Co., and Huttig
New York, NY                                              Officer of Courtroom Television       Building Products Inc.
Date of Birth: 10/22/1941                                 Network (1997 - 1998); President
                                                          and Chief Executive Officer of
                                                          Time Warner Cable Programming,
                                                          Inc. (1991 - 1997).

WILLIAM H.T. BUSH           Trustee since 1999            Co-founder and Chairman of the        Currently serves as
Bush-O'Donnell & Co., Inc.                                Board of the financial advisory       director of Wellpoint
101 South Hanley Road                                     firm of Bush-O'Donnell & Company      Health Networks, Inc., DT
Suite 1250                                                (since 1986).                         Industries Inc., and
St. Louis, MO                                                                                   Engineered Support
Date of Birth: 7/14/1938                                                                        Systems, Inc.

                                 CURRENT POSITION
   NAME, ADDRESS AND             LENGTH OF SERVICE                PRINCIPAL OCCUPATION                     OTHER
     DATE OF BIRTH                   WITH FUND                   DURING PAST FIVE YEARS                DIRECTORSHIPS
--------------------------------------------------------------------------------------------------------------------------
ROBERT B. CALHOUN, JR.      Trustee since 1999            Managing Director of Monitor          Currently serves as
Monitor Clipper Partners                                  Clipper Partners (since 1997) and     director of Avondale,
650 Madison Ave., 9th Fl.                                 President of Clipper Asset            Inc. and Interstate
New York, NY                                              Management Corp. (since 1991),        Bakeries Corp.
Date of Birth: 10/25/1942                                 both private equity investment
                                                          funds.

JULIE A. HILL               Trustee since 2004            Owner and CEO of the Hillsdale        Currently serves as
20 Via Diamante                                           Companies, a business consulting      director of Wellpoint
Newport Coast, CA                                         firm (1997 - present); Founder,       Health Networks Inc.;
Date of Birth: 7/16/1946                                  President and Owner of the            Resources Connection
                                                          Hiram-Hill and Hillsdale              Inc.; Holcim (US) Inc.
                                                          Development Companies from 1998       (parent company Holcim
                                                          to 2001.                              Ltd).

FRANKLIN W. HOBBS           Trustee since 2000            Senior Advisor (since April 2003)     Currently serves as
Houlihan Lokey                                            and Former Chief Executive            director of Adolph Coors
Howard & Zukin                                            Officer of Houlihan Lokey Howard      Company.
685 Third Ave.                                            & Zukin, an investment bank
New York, NY                                              (January 2002 - April 2003);
Date of Birth: 7/30/1947                                  Chairman of Warburg Dillon Read
                                                          (1999 - 2001); Global Head of
                                                          Corporate Finance of SBC Warburg
                                                          Dillon Read (1997 - 1999); Chief
                                                          Executive Officer of Dillon, Read
                                                          & Co. (1994 - 1997).

C. ALAN MACDONALD           Trustee since 1999            Retired - General Business and        Currently serves as
415 Round Hill Road                                       Governance Consulting (since          director of Lincoln
Greenwich, CT                                             1992); formerly President and CEO     Snacks, and H.J. Baker.
Date of Birth: 5/19/1933                                  of Nestle Foods.

THOMAS J. NEFF              Trustee since 1999            Chairman of Spencer Stuart, an        Currently serves as
Spencer Stuart                                            executive search consulting firm      director of Ace, Ltd. and
277 Park Avenue                                           (since 1996); President of            Exult, Inc.
New York, NY                                              Spencer Stuart (1979 - 1996).
Date of Birth: 10/2/1937

                                   -----------

OFFICERS
None of the officers listed below have received compensation from the Fund. All the officers of the Fund may also be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302.

        NAME AND                 CURRENT POSITION                 LENGTH OF SERVICE                PRINCIPAL OCCUPATION
     (DATE OF BIRTH)                 WITH FUND                   OF CURRENT POSITION              DURING PAST FIVE YEARS
-------------------------------------------------------------------------------------------------------------------------
ROBERT S. DOW               Chief Executive Officer                Elected in 1999              Managing Partner and
(3/8/1945)                  and President                                                       Chief Investment Officer
                                                                                                of Lord Abbett since 1996.

ROBERT G. MORRIS            Executive Vice President               Elected in 1999              Partner and Director of
(11/6/1944)                                                                                     Equity Investments,
                                                                                                joined Lord Abbett in
                                                                                                1991.

BASIC INFORMATION ABOUT MANAGEMENT (CONCLUDED)

        NAME AND                 CURRENT POSITION                 LENGTH OF SERVICE                PRINCIPAL OCCUPATION
     (DATE OF BIRTH)                 WITH FUND                   OF CURRENT POSITION              DURING PAST FIVE YEARS
-------------------------------------------------------------------------------------------------------------------------
TRACIE E. AHERN             Vice President                         Elected in 1999              Partner and Director of
(1/12/1968)                                                                                     Portfolio Accounting and
                                                                                                Operations, joined Lord
                                                                                                Abbett in 1999, prior
                                                                                                thereto Vice President -
                                                                                                Head of Fund
                                                                                                Administration of Morgan
                                                                                                Grenfell.

JAMES W. BERNAICHE          Chief Compliance Officer               Elected in 2004              Chief Compliance Officer,
(7/28/1956)                                                                                     joined Lord Abbett in
                                                                                                2001, prior thereto Vice
                                                                                                President and Chief
                                                                                                Compliance Officer of
                                                                                                Credit Suisse Asset
                                                                                                Management, LLC.

JOAN A. BINSTOCK            Chief Financial Officer                Elected in 1999              Partner and Chief
(3/4/1954)                  and Vice President                                                  Operations Officer,
                                                                                                joined Lord Abbett in
                                                                                                1999, prior thereto Chief
                                                                                                Operating Officer of
                                                                                                Morgan Grenfell.

DANIEL E. CARPER            Vice President                         Elected in 1999              Partner, joined Lord
(1/22/1952)                                                                                     Abbett in 1979.

PAUL A. HILSTAD             Vice President and                     Elected in 1999              Partner and General
(12/13/1942)                Secretary                                                           Counsel, joined Lord
                                                                                                Abbett in 1995.

LAWRENCE H. KAPLAN          Vice President and                     Elected in 1999              Partner and Deputy General
(1/16/1957)                 Assistant Secretary                                                 Counsel, joined Lord
                                                                                                Abbett in 1997.

A. EDWARD OBERHAUS, III     Vice President                         Elected in 1999              Partner and Manager of
(12/21/1959)                                                                                    Equity Trading, joined
                                                                                                Lord Abbett in 1983.

CHRISTINA T. SIMMONS        Vice President and                     Elected in 2000              Assistant General
(11/12/1957)                Assistant Secretary                                                 Counsel, joined Lord
                                                                                                Abbett in 1999, formerly
                                                                                                Assistant General Counsel
                                                                                                of Prudential Investments
                                                                                                from 1998 to 1999, prior
                                                                                                thereto Counsel of
                                                                                                Drinker, Biddle & Reath
                                                                                                LLP, a law firm.

ROSELIA ST. LOUIS           Executive Vice President               Elected in 2000              Investment Manager,
(1/1/1967)                                                                                      joined Lord Abbett in
                                                                                                2000, prior thereto
                                                                                                Assistant Portfolio
                                                                                                Manager of United Church
                                                                                                Pension Boards.

BERNARD J. GRZELAK          Treasurer                              Elected in 2003              Director of Fund
(6/12/1971)                                                                                     Administration, joined
                                                                                                Lord Abbett in 2003,
                                                                                                formerly Vice President,
                                                                                                Lazard Asset Management
                                                                                                LLC from 2000 to 2003,
                                                                                                prior thereto Manager of
                                                                                                Deloitte & Touche LLP.

Please call 888-522-2388 for a copy of the Statement of Additional Information
(SAI), which contains further information about the Fund's Trustees. It is available free upon request.

HOUSEHOLDING

The Fund has adopted a policy that allows it to send only one copy of the Fund's Prospectus, proxy material, annual report and semi-annual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

PROXY VOTING POLICIES, PROCEDURES AND RECORD

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities, and information as to how Lord Abbett voted the Fund's proxies during the 12-month period ended June 30, 2004, are available without charge, upon request, (i) by calling 888-522-2388;
(ii) on Lord Abbett's web site at www.LordAbbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Fund will be required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q for fiscal quarters ending on or after July 9, 2004. Once filed, the Fund's Form N-Q will be available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 800-821-5129. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

                     This page is intentionally left blank.

[LORD ABBETT(R) LOGO]




       This report when not used for the general
    information of shareholders of the Fund, is to
    be distributed only if preceded or accompanied
             by a current Fund Prospectus.
                                                          Lord Abbett Large-Cap Growth Fund
  Lord Abbett Mutual Fund shares are distributed by:
              LORD ABBETT DISTRIBUTOR LLC                                                             LALCG-2-704
90 Hudson Street - Jersey City, New Jersey 07302-3973                                                      (9/04)

ITEM 2:        CODE OF ETHICS.

       (a) In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant ("Code of Ethics"). The Code of Ethics was in effect during the fiscal year ended July 31, 2004 (the "Period").

       (b)  Not applicable.

       (c) The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

       (d) The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

       (e)  Not applicable.

       (f) See Item 11(a) concerning the filing of the Code of Ethics. The Registrant will provide a copy of the Code of Ethics to any person without charge, upon request. To obtain a copy, please call Lord Abbett at 800-821-5129.

ITEM 3:     AUDIT COMMITTEE FINANCIAL EXPERT.

            The Registrant's Board of Trustees has determined that each of the following independent Trustees who are members of the audit committee are audit committee financial experts: E. Thayer Bigelow, Robert B. Calhoun and Franklin W. Hobbs. Each of these persons is independent within the meaning of the Form N-CSR.

ITEM 4:       PRINCIPAL ACCOUNTANT FEES AND SERVICES.

In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended July 31, 2004 and 2003 by the Registrant's principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, "Deloitte") were as follows:

                                                              FISCAL YEAR ENDED:
                                                             2004            2003
Audit Fees {a}                                            $    34,000    $    30,000
Audit-Related Fees {b}                                             20             24
                                                          --------------------------

Total audit and audit-related fees                             34,020         30,024
                                                          --------------------------

Tax Fees {c}                                                    6,576          6,571
All Other Fees {d}                                                 31              -
                                                          --------------------------

    Total Fees                                            $    40,627    $    36,595
                                                          --------------------------

----------
     {a} Consists of fees for audits of the Registrant's annual financial statements.

     {b} Consists of the Registrant's proportionate share of fees for performing certain agreed-upon procedures regarding compliance with the provisions of Rule 17a-7 of the Investment Company Act of 1940 and related Board approved procedures.

     {c} Fees for the fiscal year ended July 31, 2004 consist of fees for preparing the U.S. Income Tax Return for Regulated Investment Companies, New Jersey Corporation Business Tax Return, New Jersey Annual Report Form, U.S. Return of Excise Tax on Undistributed Income of Investment Companies, IRS Forms 1099-MISC and 1096 Annual Summary and Transmittal of U.S. Information Returns.

     Fees for the fiscal year ended July 31, 2003 consist of fees for preparing the U.S. Income Tax Return for Regulated Investment Companies, New Jersey Corporation Business Tax Return, New Jersey Annual Report Form, U.S. Return of Excise Tax on Undistributed Income of Investment Companies.

     {d} Consists of the Registrant's proportionate share of fees for testing of Anti-Money Laundering Compliance.

(e) (1) Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant's Audit Committee has adopted pre-approval policies and procedures. Such policies and procedures generally provide that the Audit Committee must pre-approve:

          - any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and
          - any audit-related, tax, and other services to be provided to the Registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor's independence.

The Audit Committee has delegated pre-approval authority to its Chairman, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

(e) (2) The Registrant's Audit Committee has approved 100% of the services described in this Item 4 (b) through (d).

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as "All Other Fees".

The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant's investment adviser, Lord, Abbett & Co. LLC ("Lord Abbett"), for the fiscal years ended July 31, 2004 and 2003 were:

                                                              FISCAL YEAR ENDED:
                                                             2004           2003
All Other Fees {a}                                        $    81,900    $    77,000

--------
     {a} Fees for the fiscal year ended July 31, 2004 consist of fees of $81,900 for Independent Services Auditors' Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett's operations and general computer controls over equity securities processing for institutional and mutual fund accounts ("SAS 70 Report").

     Fees for the fiscal year ended July 31, 2003 consist of fees of $2,000 for testing of Business Continuity Planning and $75,000 for the SAS 70 Report.

The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett (i.e., Lord Abbett Distributor LLC, the Registrant's principal underwriter) for the fiscal years ended July 31, 2004 and 2003 were:

                                                              FISCAL YEAR ENDED:
                                                             2004           2003
All Other Fees {b}                                        $    11,378            -0-

--------
     {b} Fees for the fiscal year ended July 31, 2004 represent fees for testing of Anti-Money Laundering Compliance.

(h) The Registrant's Audit Committee has considered the provision of non-audit services that were rendered to the Registrant's investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte's independence.

ITEM 5:     AUDIT COMMITTEE OF LISTED REGISTRANTS.
              Not applicable.

ITEM 6:     SCHEDULE OF INVESTMENTS.
              Not applicable.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
              Not applicable.

ITEM8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
              Not applicable.

ITEM 9:     SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
            Not Applicable.

ITEM 10:    CONTROLS AND PROCEDURES.

       (a) Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of September 24, 2004, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

       (b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11:    EXHIBITS.
       (a)(1) Amendments to Code of Ethics - Not applicable.

       (a)(2) Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

       (a)(3) Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                      LORD ABBETT LARGE-CAP GROWTH
                                      FUND

                                      /s/Robert S. Dow
                                      ----------------
                                      Robert S. Dow
                                      Chief Executive Officer,
                                      Chairman and President


                                      /s/Joan A. Binstock
                                      -------------------
                                      Joan A. Binstock
                                      Chief Financial Officer and Vice President

Date: September 24, 2004

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

                                      LORD ABBETT LARGE-CAP GROWTH
                                      FUND

                                      /s/Robert S. Dow
                                      ----------------
                                      Robert S. Dow
                                      Chief Executive Officer,
                                      Chairman and President


                                      /s/Joan A. Binstock
                                      -------------------
                                      Joan A. Binstock
                                      Chief Financial Officer and Vice President

Date: September 24, 2004